Revenue from Contracts with Customers (Details) - Schedule of Disaggregation of Revenue by Geographical Location - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total		$ 79,843
United States of America [Member]
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total		$ 79,843